Technology and content expense	12 Months Ended
Dec. 31, 2021
Technology and content expense
Technology and content expense

26      Technology and content expense

Technology and content expense is comprised of the following:

	For the year ended December 31,
In thousands of USD	2019	2020	2021
Staff Costs - Technology and content	14,704	15,125	16,355
Technology license and maintenance expenses	15,824	16,656	22,842
Technology and content expense	30,528	31,781	39,197